Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE – 6 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	March 31, 2026	March 31, 2025

Accounts receivable, net	$1,092,220	$1,325,186

The Company generally conducts its business with creditworthy third parties. For the year ended March 31, 2026, 2025 and 2024, the Company evaluated the collectability of accounts receivable and determined that no allowance for credit losses was required.

Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant. There was no bad debt write-offs for the year ended March 31, 2026 (2025: Nil and 2024: $1,435).

At March 31, 2026 and March 31, 2025, the analysis of the accounts receivable aging at the reporting date was as follows.

	March 31, 2026	March 31, 2025

Less than 30 days	$353,262	$1,103,381
31-60 days	480,980	83,925
61-90 days	47,402	35,735
More than 90 days	210,576	102,145

	$1,092,220	$1,325,186

The unsatisfied performance obligation resulting from long term satellite connectivity and digitalization contracts were expected to be recognized as revenue over the periods as specified below:

	March 31, 2026	March 31, 2025

Less than 1 year	$3,244,136	$2,270,362
From 1 to 2 years	2,045,793	1,061,866
From 2 to 3 years	725,765	585,489
From 3 to 4 years	10,715	129,652
From 4 to 5 years	-	10,715

Total	$6,026,409	$4,058,084